Investments - Summary of Fixed Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale amortized cost	$ 4,330.0	$ 4,131.3
Available for sale investments in fixed income maturities, Fair Market Value	4,122.6	3,788.6
Total fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
Due one year or less, Cost or Amortized Cost	512.0	231.5
Due after one year through five years, Cost or Amortized Cost	2,889.0	2,526.9
Due after five years through ten years, Cost or Amortized Cost	495.1	815.1
Due after ten years, Cost or Amortized Cost	15.7	13.2
Fixed income securities, available for sale amortized cost	3,911.8	3,586.7
Due one year or less, Fair Market Value	505.8	228.0
Due after one year through five years, Fair Market Value	2,818.9	2,385.7
Due after five years through ten years, Fair Market Value	440.3	707.7
Due after ten years, Fair Market Value	15.2	10.9
Available for sale investments in fixed income maturities, Fair Market Value	3,780.2	3,332.3
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale amortized cost	519.9	590.4
Available for sale investments in fixed income maturities, Fair Market Value	445.1	502.7
Agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale amortized cost	6.6	6.6
Available for sale investments in fixed income maturities, Fair Market Value	5.8	5.6
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale amortized cost	4,438.3	4,183.7
Available for sale investments in fixed income maturities, Fair Market Value	$ 4,231.1	$ 3,840.6